Contingent consideration - Summary of liabilities - contingent consideration (Detail) - AUD ($)	Dec. 31, 2023	Jun. 30, 2023
Disclosure of contingent liabilities [line items]
Contingent Consideration Current	$ 1,558,931	$ 750,000
Contingent consideration — Paxalisib [Member]
Disclosure of contingent liabilities [line items]
Contingent Consideration Current	750,000	750,000
Contingent consideration — EVT801 [Member]
Disclosure of contingent liabilities [line items]
Contingent Consideration Current	$ 808,931	$ 0